Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows
Capitalized financing costs	$ (569)	$ (9,809)
Net debt receipts	0	85,000
Proceeds from subscription of equity interest in Gimi MS	27,278	21,118
Golar Gimi | VIE debt
Statement of cash flows
Additions to asset under development	88,965	138,102
Capitalized financing costs	(569)	(1,156)
Net debt receipts	0	85,000
Proceeds from subscription of equity interest in Gimi MS	$ 27,278	$ 21,118